Related Parties Disclosure - Schedule of Related Party Transactions (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Parties Disclosure [Line Items]
Receivables	$ 2,113,000			$ 150,000
Payables	1,946,000			2,500,000
Net expenses	1,056,000		$ 2,968,000
Net income	887,000			82,000
Carlos Moreira [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables				614,000
Net expenses
Net income
John O'Hara [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables				4,000	5,000
Net expenses
Net income
Maria Pia Aqueveque Jabbaz [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses	52,000		59,000
Net income
Philippe Doubre [Member]
Related Parties Disclosure [Line Items]
Receivables				7,000
Payables
Net expenses	51,000		71,000
Net income
David Fergusson [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables				26,000
Net expenses	37,000		199,000
Net income
Jean-Philippe Ladisa [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses	41,000		72,000
Net income
Philippe Monnier [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses	52,000		72,000
Net income
Antoine Kohler [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables	5,000
Net expenses	5,000
Net income
Peter Ward [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables				1,589,000	1,430,000
Net expenses			1,543,000
Net income
Ruma Bose [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses	37,000		125,000
Net income
Cristina Dolan [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses	37,000		136,000
Net income
Eric Pellaton [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses	37,000		124,000
Net income
Hossein Rahnama [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses			12,000
Net income
Danil Kerimi [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses			27,000
Net income
Rolf Gobet [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses			27,000
Net income
OISTE [Member]
Related Parties Disclosure [Line Items]
Receivables	196,000			143,000
Payables				183,000	$ 286,000
Net expenses	231,000		172,000
Net income	71,499	SFr 56,205		82,000
Terra Ventures Inc [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables	32,000			33,000
Net expenses			28,000
Net income
GSP Holdings Ltd [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables	16,000			17,000
Net expenses
Net income
SAI LLC (SBT Ventures) [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables	33,000			34,000
Net expenses
Net income
WeCanGroup SA [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables
Net expenses
Net income	63,000
Quantix Edge Security [Member]
Related Parties Disclosure [Line Items]
Receivables	753,000
Payables
Net expenses
Net income	753,000
Quobly [Member]
Related Parties Disclosure [Line Items]
Receivables	1,164,000
Payables
Net expenses
Net income
Related parties of Carlos Moreira [Member]
Related Parties Disclosure [Line Items]
Receivables
Payables	139,000
Net expenses	476,000		$ 301,000
Net income